Labor cost	12 Months Ended
Dec. 31, 2019
Labor cost [abstract]
Labor cost
38	Labor cost

Other than the salaries and staff welfare, the labour cost of the Group mainly comprises the following:

All PRC employees of the Group are entitled to a monthly pension upon their retirements. The PRC government is responsible for the pension liability to these employees on retirement. The Group is required to make contributions to the publicly administered retirement plan for its PRC employees at a specified rate, currently set at 14% to 22% (2018: 14% to 22%) of the basic salary of the PRC employees. The retirement plan contributions paid by the Group for the year ended 31 December 2019 were approximately RMB1,198 million (2018: RMB1,179 million), including approximately RMB1,155 million (2018: RMB1,135 million) charged to profit or loss.

In addition, the Group has also implemented a supplementary defined contribution retirement scheme for PRC employees. Under this scheme, the employees are required to make a specified contribution based on the number of years of service with the Group, and the Group is required to make a contribution equal to two to four times the employees’ contributions. The employees will receive the total contributions upon their retirement. For the year ended 31 December 2019, the contributions to the supplementary defined contribution retirement scheme paid by the Group amounted to approximately RMB601 million (2018: RMB483 million), including approximately RMB581 million (2018: RMB465 million) charged to profit or loss.

SinoSing Power and its subsidiaries in Singapore appropriate a specified rate, currently set at 7.5% to 17% (2018: 6.5% to 16%) of the basic salary to central provident funds in accordance with the local government regulations. The contributions made by SinoSing Power and its subsidiaries for the year ended 31 December 2019 amounted to approximately RMB20.73 million (2018: RMB17.53 million), all of which were charged to profit or loss.

The Group has no further obligation for post-retirement benefits beyond the annual contributions made above.

In addition, the Group also makes contributions of housing funds and social insurance to the social security institutions at specified rates of the basic salary and no more than the upper limit. The housing funds and social insurance contributions paid by the Group and its subsidiaries amounted to approximately RMB898 million (2018: RMB802 million) and RMB1,034 million (2018: RMB930 million) for the year ended 31 December 2019 including approximately RMB859 million (2018: RMB764 million) and RMB994 million (2018: RMB886 million) charged to profit or loss, respectively.